February 8, 2005

Via Edgar and Courier

Peggy A. Fisher
Tim Buchmiller
Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0303

Re:	Solectron Corporation
Amendment No. 1 to Registration Statement on Form S-4
      filed February 2, 2005
   Registration No. 333-122032
Amendment No. 1 to Schedule TO-I filed February 2, 2005
Registration No. 5-41005

Dear Ms. Fisher and Mr. Buchmiller:

     On behalf of Solectron Corporation (the “Company”), we submit this letter in response to comments from the staff of the Securities and Exchange Commission (the “Staff”), received by letter, dated February 4, 2005, relating to the Company’s offer to exchange (the “Exchange Offer”) up to $450,000,000 aggregate principal amount of its 0.50% Convertible Senior Notes, Series B due 2034 (the “New Notes”) plus up to $1,125,000 in cash ($2.50 per $1,000 principal amount) for any or all of the Company’s outstanding 0.50% Convertible Senior Notes due 2034 (the “Outstanding Notes”) and Amendment No. 1 to Registration Statement on Form S-4 (Registration No. 333-122032) (the “Registration Statement”) relating to the Exchange Offer and Amendment No. 1 to Schedule TO-I (Registration No. 5-41005) (the “Schedule TO”) relating to the Exchange Offer, each filed on February 2, 2005.

     The supplemental information set forth herein has been supplied by the Company for use herein, and all of the responses set forth herein to the Staff’s comments have been reviewed and approved by the Company. Set forth below are the Staff’s comments followed by the Company’s responses, which are numbered to correspond with the numbers set forth in the Staff’s comment letter. In this letter, all page references, including those set forth in the Staff’s comments, have been updated to refer to page numbers in Amendment No. 2. We intend that capitalized terms used herein without definition shall have the meanings expressed in the Registration Statement. In response to the Staff’s comments, we are filing with this letter Amendment No. 2 to the Registration Statement and Amendment No. 2 to the Schedule TO.

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 8, 2005

     Comment:

     Registration Statement on Form S-4

     Risk Factors — Page 19

1.	We note the language you have added to the introductory paragraphs of your “Risk Factors” section. Since presumably registrants can only described material risks that are known to them, it is not clear why your disclosure is qualified by reference to additional risks which may not be presently known to you. Please revise.

     Response:

     The Company has revised the language in the introductory paragraphs of the “Risk Factors” section by deleting the reference to additional risks which may not be presently known to the Company.

     Comment:

     Material U.S. Federal Income Tax Considerations — Page 73

2.	We note that on page 74 you address the position the registrant intends to take with regard to how the exchange should be treated for federal income tax purposes. Expand to discuss counsel’s opinion on this issue or, if counsel is unable to opine, expand to so disclose, and state why no opinion can be rendered. Provide similar disclosure with regard to the other material federal income tax consequences discussed in this section.

     Response:

     The referenced section has been modified to indicate the Company’s position and its counsel’s opinion regarding the federal tax treatment of the exchange.

     Comment:

     Exhibit 5.1 — Legal Opinion

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 8, 2005

3.	Given the limitations in the first sentence of the fourth paragraph, that the opinion is “as of this date,” and at the beginning of the first sentence of the penultimate paragraph, that the “opinion letter is rendered as of the date first written above,” please file a signed legal opinion dated as of the date you intend to go effective.

     Response:

     The Company undertakes to file its counsel’s opinion rendered as of the date of effectiveness of the Registration Statement.

     We trust that you will find the foregoing responsive to the Staff’s comments. If you have any further questions or comments, please contact Alexander E. Kolar or me at (650) 493-9300.

WILSON SONSINI GOODRICH & ROSATI, Professional Corporation
/s/ Daniel J. Weiser
Daniel J. Weiser

cc:	Kiran Patel Perry Hayes Anthony Kwee Steven Bochner John Fore Alexander Kolar